Income Taxes (Tables)	6 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of the Income Tax Rate of the Group’s PRC Subsidiaries

For the six months ended December 31, 2024 and 2023, the income tax rate of the Group’s PRC subsidiaries is 25%.

	For the six months ended December 31
	2024	2023
	US$	US$
Current tax expense	132,142	25,228
Deferred tax expense	65,626	91,275
Income tax expenses	197,768	116,503

Schedule of Reconciliation of the Income Tax Expense Determined at the PRC Statutory Income Tax Rate

A reconciliation of the income tax expense determined at the PRC statutory income tax rate to the Group’s actual income tax expense is as follows:

	For the six months ended December 31,
	2024	2023
	US$	US$
Income before income tax expense	1,267,095	800,896
PRC statutory income tax rate	25%	25%
Income tax at PRC statutory income tax rate	316,774	200,224
Difference due to preferential tax	(94,614)	(53,863)
Super deduction of qualified R&D expenditures	(37,446)	(29,859)
Non-deductible items	110	—
Utilization of tax loss carried forward	(61,887)	(91,275)
Realization of deferred tax assets	74,831	91,275
Income tax expense	197,768	116,503

Schedule of Deferred Tax Assets

The Group’s deferred tax assets at December 31, 2024 and June 30, 2024 were as follows:

	As of December 31, 2024	As of June 30, 2024
	US$	US$
Deferred tax assets	39,872	104,857
Less, valuation allowance	—	—
Deferred tax assets, net	39,872	104,857